SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
0 1 - A u g - 0 7
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
01-Jul-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-139693-01
Commission File Number of depositor:
333-139693
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
Lehman Mortgage Trust 2007-7
7 4 5 S e v e n t h A v e n u e
New York, New York
10019
(212) 526-7000
New York
FORM 10-D/A
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class (If Section 12(b))
1-A1 [___] [___] [_X_]
1-A2 [___] [___] [_X_]
1-A3 [___] [___] [_X_]
1-A4 [___] [___] [_X_]
1-A5 [___] [___] [_X_]
1-A6 [___] [___] [_X_]
1B1 [___] [___] [_X_]
1B2 [___] [___] [_X_]
1B3 [___] [___] [_X_]
2-A1 [___] [___] [_X_]
2-A10 [___] [___] [_X_]
2-A2 [___] [___] [_X_]
2-A3 [___] [___] [_X_]
2-A4 [___] [___] [_X_]
2-A5 [___] [___] [_X_]
2-A6 [___] [___] [_X_]
2-A7 [___] [___] [_X_]
2-A8 [___] [___] [_X_]
2-A9 [___] [___] [_X_]
2B1 [___] [___] [_X_]
2B2 [___] [___] [_X_]
2B3 [___] [___] [_X_]
3-A1 [___] [___] [_X_]
4-A1 [___] [___] [_X_]
4-A10 [___] [___] [_X_]
4-A2 [___] [___] [_X_]
4-A3 [___] [___] [_X_]
4-A4 [___] [___] [_X_]
4-A5 [___] [___] [_X_]
4-A6 [___] [___] [_X_]
4-A7 [___] [___] [_X_]
4-A8 [___] [___] [_X_]
4-A9 [___] [___] [_X_]
5-A1 [___] [___] [_X_]
5-A2 [___] [___] [_X_]
5-A3 [___] [___] [_X_]
5-A4 [___] [___] [_X_]
5-A5 [___] [___] [_X_]
5-A6 [___] [___] [_X_]
5-A7 [___] [___] [_X_]
6-A1 [___] [___] [_X_]
6-A2 [___] [___] [_X_]
6-A3 [___] [___] [_X_]
6-A4 [___] [___] [_X_]
6-A5
[___] [___] [_X_]
AP1
[___] [___] [_X_]
AP2
[___] [___] [_X_]
AX1
[___] [___] [_X_]
AX2
[___] [___] [_X_]
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On August 27, 2007 a distribution was made to holders of Lehman Mortgage Trust 2007-7, Mortgage Pass-Through
Certificates, Series 2007-7. The monthly report to holders is attached as Exhibit 99.1.
R [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Lehman Mortgage Trust 2007-7, Mortgage Pass-Through
Certificates, Series 2007-7, relating to the August 27, 2007 distribution.
Item 3. Sales of Securities and Use of Proceeds.
Class
Initial Principal Balance
On July 30, 2007, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):
Class 1-A7 $170,794,000
Class 1-A8 $170,794,000
Class 1-B4 $650,000
Class 1-B5 $650,000
Class 1-B6 $866,359
Class 2-B4 $2,436,000
Class 2-B5 $2,061,000
Class 2-B6 $1,873,639
Class LT-R N/A - Non-Economic Tax Residual
Class P1 $100 - Prepayment Penalty Amounts
Class P2 $100 - Prepayment Penalty Amounts
The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Lehman Mortgage Trust 2007-7
E. Todd Whittemore
Executive Vice President
E. Todd Whittemore
/s/ :
9/24/07
(Issuing Entity)
Aurora Loan Services LLC, as Master Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of Lehman Mortgage Trust 2007-7, Mortgage Pass-Through
Certificates, Series 2007-7, relating to the August 27, 2007 distribution.